Shareholder Fees - Nuveen Oregon Intermediate Municipal Bond Fund	Sep. 30, 2020 USD ($)
Class A
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%
Maximum Deferred Sales Charge (as a percentage)	none	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Exchange Fee (as a percentage of Amount Redeemed)	none
Maximum Account Fee	$ 15	[2]
Class I
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Exchange Fee (as a percentage of Amount Redeemed)	none
Maximum Account Fee	$ 15	[2]
Class C2
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Exchange Fee (as a percentage of Amount Redeemed)	none
Maximum Account Fee	$ 15	[2]
Class C
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Exchange Fee (as a percentage of Amount Redeemed)	none
Maximum Account Fee	$ 15	[2]

[1]	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).